RELATED PARTY TRANSACTIONS	12 Months Ended
Jul. 31, 2019
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 11 – RELATED PARTY TRANSACTIONS

a.   Due from related parties

As of July 31, 2019 and 2018, the balances due from related parties were as follows:

		As of July 31,
Due from a related party:	Relationship	2019	2018
Shenzhen Haorong Guarantee Co., Ltd. (“Haorong”)	An affiliate controlled by the Company’s major shareholder	$—	$14,966

The Company originally had a plan to develop the guarantee business and accordingly advanced cash to Haorong, an entity controlled by the Company’s majority shareholder, in order to conduct business planning. The Company substantially collected the balance from Haorong in September 2018. There was no due from related party balance as of July 31, 2019.

b.    Due to related parties

Due to related parties are comprised of advances from the Company’s principal officers and used for working capital. These advances are non-interest bearing and due upon demand.